PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Leasehold improvements	$3,133,996	$3,279,498
Machinery equipment (i)	12,680,132	13,420,557
Office equipment	929,161	990,925
Motor vehicles	127,145	130,742
Construction in progress (ii)	414,635	426,280
Total	17,285,069	18,248,002
Accumulated depreciation	(6,226,161)	(5,113,240)
Impairment	(10,203,718)	-
Carrying amount	$855,190	$13,134,762

(i)	Machinery equipment also includes mold and tooling.

(ii)	During the year ended December 31, 2024, the Company transferred construction in progress of $723 to leasehold improvements, and $0 to machinery equipment.

During the year ended December 31, 2023, the Company transferred construction in progress of $252 thousand (RMB1.8 million) to leasehold improvements, and $166 thousand (RMB1.2 million) to machinery equipment.

During the years ended December 31, 2024, 2023 and 2022, the Company had loss of asset disposal of $172,305, nil and $388,907, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company incurred depreciation expense of $1,690,514 and $1,342,835 and $1,945,327, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company incurred impairment loss of $10,350,589 and nil and nil, respectively.

The aggregate carrying amount of the assets pledged for short term and long term loans by the Company as of December 31, 2024 and December 31, 2023 were as follows:

	As of December 31, 2024	As of December 31, 2023
Machinery equipment	$1,822,429	$1,873,612
Total	$1,822,429	$1,873,612